Schedule of investments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Investments, net	$ 88,908	$ 4,343
Horizon Shipyard Inter Globe (M) Sdn Bhd [Member]
Investment cost	89,636	4,343
Share of losses of associate	(710)
Foreign exchange difference	(18)
Investments, net	$ 88,908	$ 4,343